Shareholder Report, Holdings (Details)	Jun. 30, 2025
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Grains And Oil Seeds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
USCF Gold Strategy Plus Income Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
USCF Gold Strategy Plus Income Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
USCF Sustainable Battery Metals Strategy Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
USCF Sustainable Battery Metals Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
USCF Sustainable Battery Metals Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
USCF Sustainable Battery Metals Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
USCF Energy Commodity Strategy Absolute Return Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
USCF Energy Commodity Strategy Absolute Return Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
USCF Sustainable Commodity Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
USCF Sustainable Commodity Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
USCF Sustainable Commodity Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
USCF Sustainable Commodity Strategy Fund | Investment Company Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
USCF Sustainable Commodity Strategy Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
USCF Midstream Energy Income Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
USCF Midstream Energy Income Fund | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
USCF Midstream Energy Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
USCF Dividend Income Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
USCF Dividend Income Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
USCF Dividend Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
USCF Dividend Income Fund | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
USCF Dividend Income Fund | Consumer Non Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
USCF Dividend Income Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
USCF Dividend Income Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
USCF Dividend Income Fund | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%